Related Party Transactions And Amounts Outstanding With Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Best Solar | Inventories
Related Party Transaction [Line Items]
Purchases from related parties	$ 0	[1]	$ 1,434	[1]	$ 0	[1]
Best Solar | Buildings, Plant and Land Use Rights
Related Party Transaction [Line Items]
Purchases from related parties	0	[1]	0	[1]	61,574	[1]
Payment on behalf of a related party			11,989
Best Solar | PV Products
Related Party Transaction [Line Items]
Sales to related parties	0	[1]	2,281	[1]	723	[1]
Best Solar | Modules
Related Party Transaction [Line Items]
Purchases from related parties			1,434
JXLXI | Low Value Consumables
Related Party Transaction [Line Items]
Purchases from related parties	1,021	[2]	652	[2]	573	[2]
Suzhou | Auxiliary
Related Party Transaction [Line Items]
Purchases from related parties	69	[3]	3,056	[3]	11,142	[3]
Sinoma
Related Party Transaction [Line Items]
Transfer of equity interest of a subsidiary to an associate	4,584	[4]	25,455	[4]	0	[4]
Sinoma | Crucibles
Related Party Transaction [Line Items]
Purchases from related parties	6,722	[4]	6,220	[4]	18,116	[4]
Shunfeng | PV Products
Related Party Transaction [Line Items]
Purchases from related parties	10,072	[5]	0	[5]	0	[5]
Sales to related parties	34,296	[5]	0	[5]	0	[5]
Hanky | Modules
Related Party Transaction [Line Items]
Sales to related parties	6,466	[6]	0	[6]	0	[6]
Geermu Hydropower | Modules And Other PV Products
Related Party Transaction [Line Items]
Sales to related parties	0	[7]	951	[7]	36,526	[7]
Century
Related Party Transaction [Line Items]
Payment on behalf of a related party	0	[8]	3,774	[8]	0	[8]
HRX
Related Party Transaction [Line Items]
Payment on behalf of a related party	$ 0	[9]	$ 18,164	[9]	$ 0	[9]

[1]	Best Solar Co., Ltd. ("Best Solar"), an exempted company incorporated with limited liability under the laws of the Cayman Islands is wholly owned by LDK New Energy, a shareholder of the Company. The Group purchased the crystalline modules of US$ nil, US$ 1,434 and US$ nil from Best Solar during the years ended December 31, 2011, 2012 and 2013. The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011. The Group sold PV projects of US$723 and US$2,281 to Best Solar during the years ended December 31, 2011 and 2012 respectively. The Group settled the payable due to Best Solar related to the purchased buildings, plant and land use rights, amounting to US$11,989 during the year ended December 31, 2012. The outstanding amounts due from Best Solar as of December 31, 2012 and 2013 were US$19,320 and US$35,083 respectively. The outstanding amounts due to Best Solar as of December 31, 2012 and 2013 were US$ nil and US$23,349 respectively. The Group recognized a provision for doubtful recoveries of receivable from Best Solar of US$7,087 during the year ended December 31, 2013, which is included in general and administrative expenses in the Group's consolidated statements of operations.
[2]	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., ("JXLXI") which is a company controlled by Mr. Peng, amounting to US$573, US$652 and US$1,021 during the years ended December 31, 2011, 2012 and 2013 respectively. The outstanding amount due to JXLXI was US$952 and US$963 as of December 31, 2012 and 2013 respectively.
[3]	The Group purchased auxiliary materials of US$11,142, US$3,056 and US$69 from Saiwen Industry (Suzhou) Co., Ltd., ("SZSW"), a company controlled by Mr. Peng, during the years ended December 31, 2011, 2012 and 2013 respectively. The outstanding amount due to SZSW was US$ nil and US$ 3,741 as of December 31, 2012 and 2013 and due from SZSW was US$763 and US$ nil as of December 31, 2012 and 2013.
[4]	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$18,116, US$6,220 and US$6,722 during the years ended December 31, 2011, 2012 and 2013 respectively. In 2012, the Group transferred 100% equity interest of GE ER MU LDK Solar Power Co., Ltd. ("LDK GRM") to Sinoma for a consideration of US$25,455. The Group and Sinoma agreed to settle the consideration through off-setting the Group's payable balance due to Sinoma of US$14,110 with the remaining amount of US$11,345 recorded as advance payments for future purchase of crucibles. In 2013, the Group and Sinoma entered into an amendment agreement to reduce the consideration by US$4,584. The outstanding amount due to Sinoma was US$ nil and US$5,013 as of December 31, 2012 and 2013 and due from Sinoma was US$ 11,345 and US$2,898 as of December 31, 2012 and 2013.
[5]	Mr. Kin-Ming Cheng, the wholly owner of Fulai, is a major shareholder of Shunfeng Photovoltaic International Limited and its affiliates ("Shunfeng"). The Group sold wafers and modules to Shunfeng amounting to US$34,296 during the year ended December 31, 2013. The Group purchased cells from Shunfeng, amounting to US$10,072 during the year ended December 31, 2013. The outstanding amount due to Shunfeng was US$ nil and US$10,827 as of December 31, 2012 and 2013 and due from Shunfeng was US$ nil and US$14,537 as of December 31, 2012 and 2013.
[6]	Hanky Weiye is a wholly owned subsidiary of Hanky Group, which is a major shareholder of HRX. The Group sold wafers to Hanky, amounting to US$ 6,466 during the year ended December 31, 2013. The outstanding amount due from Hanky was US$ nil and US$5,819 as of December 31, 2012 and 2013.
[7]	The Group sold module and other PV products of US$36,526, US$951 and US$ nil to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the years ended December 31, 2011, 2012 and 2013. The outstanding amount due from Geermu Hydropower was US$38,805, US$3,892 and US$ nil as of December 31, 2011, 2012 and 2013.
[8]	The Group paid US$3,774 for the PV project construction on behalf of Century Solar Jewel Investments S.A. ("Century"), which is an equity method investee of LDK Europe during the year ended December 31, 2012. The outstanding amount due from Century was US$ 3,774 and US$ nil as of December 31, 2012 and 2013. The Group recognized a provision for doubtful recoveries of receivable from Century of US$4,126 during the year ended December 31, 2013, which is included in general and administrative expenses in the Group's consolidated statements of operations.
[9]	Heng Rui Xin Energy Co., Ltd. ("HRX"), a PRC company, is a shareholder of the Company. HRX paid US$18,164 and US$ nil for the miscellaneous expense on behalf of JXLDK during the years ended December 31, 2012 and 2013. The outstanding amount due to HRX was US$ 18,164 and US$ 13,989 as of December 31, 2012 and 2013. The outstanding amount due from HRX was US$ nil and US$ 726 as of December 31, 2012 and 2013.